Details of Significant Accounts - Income Tax - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 4,966,727	$ 162,258	$ 4,285,913
TLC Biopharmaceuticals, Inc.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 1,968	$ 64	$ 48,732